HELD FOR SALE - Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total assets	$ 8,463	$ 8,036
Non-current assets
Other non-current assets	179	177
Current assets
Inventories	17	15
Cash and cash equivalents	1,282	1,689
Other current assets	211	241
Non-current liabilities
Other non-current liabilities	18	22
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total assets	74	72
Total liabilities disposed	36	28
Assets and liabilities classified as held for sale | Kyrgyzstan
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total assets	74	72
Total liabilities disposed	32	28
Non-current assets
Property and equipment	38	34
Intangible assets excl. goodwill	11	11
Other non-current assets	3	3
Current assets
Inventories	1	1
Trade and other receivables	9	4
Cash and cash equivalents	5	14
Other current assets	7	5
Non-current liabilities
Debt and derivatives	7	7
Other non-current liabilities	0	1
Current liabilities
Trade and other payables	16	12
Other non-financial liabilities	9	8
Assets and liabilities classified as held for sale | Medcable
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Total assets	0	0
Total liabilities disposed	$ 4	$ 0